Subsidiaries - Additional Information (Details) £ in Millions, $ in Millions					12 Months Ended
	Aug. 01, 2025	Nov. 01, 2024 USD ($)	Nov. 01, 2024 GBP (£)	Aug. 01, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)
Total for all subsidiaries | Assets or Revenues
Disclosure of subsidiaries [line items]
Concentration risk percentage					0.10	0.10
Total for all subsidiaries | Assets or Revenues | Top of range
Disclosure of subsidiaries [line items]
Concentration risk percentage					0.10	0.10
Raging River Trading Proprietary Limited
Disclosure of subsidiaries [line items]
% Equity interest					100.00%	100.00%
Raging River Trading Proprietary Limited | Summit Bay Proprietary Limited
Disclosure of subsidiaries [line items]
% Equity interest					89.29%	89.29%
Raging River Trading Proprietary Limited | Betway Cares Foundation NPC
Disclosure of subsidiaries [line items]
% Equity interest					10.71%	10.71%
Jumpman Gaming Limited And Six Gaming Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%	30.00%
Consideration		$ 7.0	£ 5.5
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ 1.2	£ 1.0
SportCC ApS ("SportCC")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%			75.00%	100.00%	100.00%
Consideration					$ 2.5	£ 1.9
Proportion of ownership interest in subsidiary, derecognized					0.25	0.25